united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-22549

Northern Lights Fund Trust II
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(631) 490-4300

Date of fiscal year end:	11/30

Date of reporting period:	5/31/2025

Item 1. Reports to Stockholders.

(a)

North Star Bond Fund

Class I (NSBDX )

Semi-Annual Shareholder Report - May 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about North Star Bond Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://nsinvest.com/mutual-funds/bond-fund/. You can also request this information by contacting us at 1-855-580-0900.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$80	1.60%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$33,584,610
Number of Portfolio Holdings	28
Advisory Fee	$141,030
Portfolio Turnover	7%

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	80.7%
Money Market Funds	10.1%
Preferred Stocks	6.1%
U.S. Government & Agencies	3.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Consumer Discretionary 36.7%
Financials 17.2%
Money Market Funds 9.8%
Industrials 7.7%
Real Estate 7.5%
Health Care 4.3%
Consumer Staples 4.2%
Materials 3.6%
Energy 3.1%
U.S. Treasury Obligations 3.0%
Other Assets in Excess of Liabilities 2.9%

Value	Value
Other Assets in Excess of Liabilities	2.9%
U.S. Treasury Obligations	3.0%
Energy	3.1%
Materials	3.6%
Consumer Staples	4.2%
Health Care	4.3%
Real Estate	7.5%
Industrials	7.7%
Money Market Funds	9.8%
Financials	17.2%
Consumer Discretionary	36.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	9.8%
Scotts Miracle-Gro Company (The)	4.5%
Wendy's International, LLC	4.4%
Beazer Homes USA, Inc.	4.3%
Under Armour, Inc.	4.3%
Elanco Animal Health, Inc.	4.3%
Hercules Capital, Inc.	4.3%
Wintrust Financial Corporation	4.3%
Cedar Fair, L.P./Canada's Wonderland Company/Magnum Management Corporation	4.2%
EPR Properties	4.1%

Material Fund Changes

No material changes occurred during the period ended May 31, 2025.

North Star Bond Fund - Class I (NSBDX )

Semi-Annual Shareholder Report - May 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://nsinvest.com/mutual-funds/bond-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053125-NSBDX

North Star Dividend Fund

Class I (NSDVX )

Semi-Annual Shareholder Report - May 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about North Star Dividend Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://nsinvest.com/mutual-funds/dividend-fund/. You can also request this information by contacting us at 1-855-580-0900.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$67	1.43%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$82,099,748
Number of Portfolio Holdings	49
Advisory Fee	$436,417
Portfolio Turnover	9%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	93.1%
Money Market Funds	5.8%
Preferred Stocks	1.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Consumer Discretionary 24.3%
Utilities 19.7%
Financials 17.6%
Real Estate 8.0%
Industrials 6.0%
Money Market Funds 5.8%
Materials 5.3%
Consumer Staples 4.9%
Energy 4.9%
Communications 2.4%
Technology 0.8%
Other Assets in Excess of Liabilities 0.3%

Value	Value
Other Assets in Excess of Liabilities	0.3%
Technology	0.8%
Communications	2.4%
Energy	4.9%
Consumer Staples	4.9%
Materials	5.3%
Money Market Funds	5.8%
Industrials	6.0%
Real Estate	8.0%
Financials	17.6%
Utilities	19.7%
Consumer Discretionary	24.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	5.8%
Oil-Dri Corporation of America	4.5%
LSI Industries, Inc.	3.5%
Sprott, Inc.	3.4%
Postal Realty Trust, Inc., Class A	3.3%
Ethan Allen Interiors, Inc.	3.1%
Escalade, Inc.	3.0%
Westwood Holdings Group, Inc.	2.8%
GATX Corporation	2.7%
Bar Harbor Bankshares	2.7%

Material Fund Changes

No material changes occurred during the period ended May 31, 2025.

North Star Dividend Fund - Class I (NSDVX )

Semi-Annual Shareholder Report - May 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://nsinvest.com/mutual-funds/dividend-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053125-NSDVX

North Star Micro Cap Fund

Class I (NSMVX )

Semi-Annual Shareholder Report - May 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about North Star Micro Cap Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://nsinvest.com/mutual-funds/micro-cap-fund/. You can also request this information by contacting us at 1-855-580-0900.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$67	1.42%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$106,698,957
Number of Portfolio Holdings	54
Advisory Fee	$548,348
Portfolio Turnover	15%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	91.4%
Money Market Funds	8.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Consumer Discretionary 42.8%
Industrials 24.5%
Money Market Funds 8.7%
Technology 6.2%
Materials 5.1%
Financials 3.7%
Consumer Staples 3.0%
Energy 2.6%
Real Estate 2.1%
Utilities 1.0%
Health Care 0.9%
Liabilities in Excess of Other Assets -0.6%

Value	Value
Liabilities in Excess of Other Assets	-0.6%
Health Care	0.9%
Utilities	1.0%
Real Estate	2.1%
Energy	2.6%
Consumer Staples	3.0%
Financials	3.7%
Materials	5.1%
Technology	6.2%
Money Market Funds	8.7%
Industrials	24.5%
Consumer Discretionary	42.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	8.7%
United States Lime & Minerals, Inc.	4.4%
Barrett Business Services, Inc.	4.4%
Green Brick Partners, Inc.	3.9%
QEP Company, Inc.	3.6%
Build-A-Bear Workshop, Inc.	3.5%
Boot Barn Holdings, Inc.	3.2%
Acme United Corporation	3.0%
Alamo Group, Inc.	3.0%
Escalade, Inc.	3.0%

Material Fund Changes

No material changes occurred during the period ended May 31, 2025.

North Star Micro Cap Fund - Class I (NSMVX )

Semi-Annual Shareholder Report - May 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://nsinvest.com/mutual-funds/micro-cap-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053125-NSMVX

North Star Opportunity Fund

Class A (NSOPX )

Semi-Annual Shareholder Report - May 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about North Star Opportunity Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://nsinvest.com/mutual-funds/opportunity-fund/. You can also request this information by contacting us at 1-855-580-0900.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$74	1.55%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$122,546,666
Number of Portfolio Holdings	39
Advisory Fee (net of waivers)	$584,631
Portfolio Turnover	11%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	75.3%
Corporate Bonds	4.4%
Money Market Funds	9.5%
Preferred Stocks	1.0%
U.S. Government & Agencies	9.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
16.6%
Consumer Discretionary
16.2%
Technology
16.0%
U.S. Treasury Obligations
8.9%
Money Market Funds
8.6%
Health Care
5.3%
Real Estate
4.8%
Energy
4.8%
Industrials
3.8%
Communications
3.7%
Consumer Staples
2.3%
Other Assets in Excess of Liabilities
9.0%

Value	Value
Other Assets in Excess of Liabilities	9.0%
Consumer Staples	2.3%
Communications	3.7%
Industrials	3.8%
Energy	4.8%
Real Estate	4.8%
Health Care	5.3%
Money Market Funds	8.6%
U.S. Treasury Obligations	8.9%
Technology	16.0%
Consumer Discretionary	16.2%
Financials	16.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	8.6%
JPMorgan Chase & Company	4.1%
United States Treasury Bill, 4.240%, due 09/16/25	4.0%
Bank of America Corporation	3.9%
Alphabet, Inc., Class A	3.7%
Amazon.com, Inc.	3.7%
Apple, Inc.	3.4%
Blackstone, Inc.	3.3%
Paychex, Inc.	3.2%
Advanced Micro Devices, Inc.	3.2%

Material Fund Changes

No material changes occurred during the period ended May 31, 2025.

North Star Opportunity Fund - Class A (NSOPX )

Semi-Annual Shareholder Report - May 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://nsinvest.com/mutual-funds/opportunity-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053125-NSOPX

North Star Opportunity Fund

Class I (NSOIX )

Semi-Annual Shareholder Report - May 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about North Star Opportunity Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://nsinvest.com/mutual-funds/opportunity-fund/. You can also request this information by contacting us at 1-855-580-0900.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$62	1.30%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$122,546,666
Number of Portfolio Holdings	39
Advisory Fee (net of waivers)	$584,631
Portfolio Turnover	11%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	75.3%
Corporate Bonds	4.4%
Money Market Funds	9.5%
Preferred Stocks	1.0%
U.S. Government & Agencies	9.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	9.0%
Consumer Staples	2.3%
Communications	3.7%
Industrials	3.8%
Energy	4.8%
Real Estate	4.8%
Health Care	5.3%
Money Market Funds	8.6%
U.S. Treasury Obligations	8.9%
Technology	16.0%
Consumer Discretionary	16.2%
Financials	16.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	8.6%
JPMorgan Chase & Company	4.1%
United States Treasury Bill, 4.240%, due 09/16/25	4.0%
Bank of America Corporation	3.9%
Alphabet, Inc., Class A	3.7%
Amazon.com, Inc.	3.7%
Apple, Inc.	3.4%
Blackstone, Inc.	3.3%
Paychex, Inc.	3.2%
Advanced Micro Devices, Inc.	3.2%

Material Fund Changes

No material changes occurred during the period ended May 31, 2025.

North Star Opportunity Fund - Class I (NSOIX )

Semi-Annual Shareholder Report - May 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://nsinvest.com/mutual-funds/opportunity-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053125-NSOIX

North Star Small Cap Value Fund

Institutional Class (WFICX)

Semi-Annual Shareholder Report - May 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about North Star Small Cap Value Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://nsinvest.com/mutual-funds/small-cap-value-fund/. You can also request this information by contacting us at 1-855-580-0900.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$46	0.98%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$28,479,375
Number of Portfolio Holdings	49
Advisory Fee (net of waivers)	$35,059
Portfolio Turnover	17%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	94.9%
Money Market Funds	5.1%

What did the Fund invest in?

Sector Weightings

Industrials
32.8%
Consumer Discretionary
16.8%
Financials
13.6%
Energy
7.4%
Technology
5.7%
Real Estate
5.6%
Money Market Funds
5.1%
Consumer Staples
4.9%
Utilities
3.3%
Communications
2.1%
Materials
1.3%
Health Care
1.1%
Other Assets in Excess of Liabilities
0.3%

Value	Value
Other Assets in Excess of Liabilities	0.3%
Health Care	1.1%
Materials	1.3%
Communications	2.1%
Utilities	3.3%
Consumer Staples	4.9%
Money Market Funds	5.1%
Real Estate	5.6%
Technology	5.7%
Energy	7.4%
Financials	13.6%
Consumer Discretionary	16.8%
Industrials	32.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	5.1%
Comfort Systems USA, Inc.	4.9%
Alamo Group, Inc.	3.5%
Sprott, Inc.	3.5%
AZZ, Inc.	3.3%
Gulfport Energy Corporation	3.3%
LSI Industries, Inc.	3.0%
Sphere Entertainment Company	3.0%
QCR Holdings, Inc.	2.9%
UMH Properties, Inc.	2.9%

Material Fund Changes

No material changes occurred during the period ended May 31, 2025.

North Star Small Cap Value Fund

Semi-Annual Shareholder Report - May 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://nsinvest.com/mutual-funds/small-cap-value-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053125-WFICX

North Star Small Cap Value Fund

Investor Class (WSCVX)

Semi-Annual Shareholder Report - May 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about North Star Small Cap Value Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://nsinvest.com/mutual-funds/small-cap-value-fund/. You can also request this information by contacting us at 1-855-580-0900.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$57	1.21%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$28,479,375
Number of Portfolio Holdings	49
Advisory Fee (net of waivers)	$35,059
Portfolio Turnover	17%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	94.9%
Money Market Funds	5.1%

What did the Fund invest in?

Sector Weightings

Value	Value
Other Assets in Excess of Liabilities	0.3%
Health Care	1.1%
Materials	1.3%
Communications	2.1%
Utilities	3.3%
Consumer Staples	4.9%
Money Market Funds	5.1%
Real Estate	5.6%
Technology	5.7%
Energy	7.4%
Financials	13.6%
Consumer Discretionary	16.8%
Industrials	32.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	5.1%
Comfort Systems USA, Inc.	4.9%
Alamo Group, Inc.	3.5%
Sprott, Inc.	3.5%
AZZ, Inc.	3.3%
Gulfport Energy Corporation	3.3%
LSI Industries, Inc.	3.0%
Sphere Entertainment Company	3.0%
QCR Holdings, Inc.	2.9%
UMH Properties, Inc.	2.9%

Material Fund Changes

No material changes occurred during the period ended May 31, 2025.

North Star Small Cap Value Fund

Semi-Annual Shareholder Report - May 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://nsinvest.com/mutual-funds/small-cap-value-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053125-WSCVX

(b)       Not applicable

Item 2. Code of Ethics. Not applicable

Item 3. Audit Committee Financial Expert. Not applicable

Item 4. Principal Accountant Fees and Services. Not applicable

Item 5. Audit Committee of Listed Registrants. Not applicable to open-end investment companies

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

North Star Opportunity Fund
Class I Shares (Symbol: NSOIX)
Class A Shares (Symbol: NSOPX)

North Star Micro Cap Fund
Class I Shares (Symbol: NSMVX)

North Star Dividend Fund
Class I Shares (Symbol: NSDVX)

North Star Bond Fund
Class I Shares (Symbol: NSBDX)

North Star Small Cap Value Fund
Investor Class Shares (Symbol: WSCVX)
Institutional Class Shares (Symbol: WFICX)

Semi-Annual Financial Statements and Additional Information
May 31, 2025

North Star Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 68.4%
	ASSET MANAGEMENT - 7.6%
29,000	Blackstone, Inc.	$4,024,040
225,000	Compass Diversified Holdings	1,512,000
31,500	KKR & Company, Inc.	3,825,990
		9,362,030
	BANKING - 8.0%
108,000	Bank of America Corporation	4,766,040
19,000	JPMorgan Chase & Company	5,016,000
		9,782,040
	BIOTECH & PHARMA - 5.3%
18,000	AbbVie, Inc.	3,349,980
19,000	Zoetis, Inc.	3,203,970
		6,553,950
	E-COMMERCE DISCRETIONARY - 3.7%
22,000	Amazon.com, Inc.(a)	4,510,220

	ELECTRICAL EQUIPMENT - 2.3%
20,000	Carrier Global Corporation	1,424,000
1,980,000	Orion Energy Systems, Inc.(a),(b)	1,328,382
		2,752,382
	INTERNET MEDIA & SERVICES - 3.7%
26,500	Alphabet, Inc., Class A	4,551,110

	LEISURE FACILITIES & SERVICES - 4.6%
74,000	Madison Square Garden Entertainment Corporation(a)	2,746,140
75,000	Sphere Entertainment Company(a)	2,827,500
		5,573,640
	MULTI ASSET CLASS REITS - 1.1%
151,000	LXP Industrial Trust	1,295,580

	OIL & GAS PRODUCERS - 4.8%
22,700	Exxon Mobil Corporation	2,322,210
125,000	Kinder Morgan, Inc.	3,505,000
		5,827,210

The accompanying notes are an integral part of theses financial statements.

North Star Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 68.4% (Continued)
	RETAIL - CONSUMER STAPLES - 1.0%
13,000	Target Corporation	$1,222,130

	RETAIL - DISCRETIONARY - 3.1%
24,000	Boot Barn Holdings, Inc.(a)	3,847,440

	RETAIL REIT - 1.5%
33,000	Realty Income Corporation	1,868,460

	SEMICONDUCTORS - 7.2%
35,500	Advanced Micro Devices, Inc.(a)	3,930,916
11,000	NVIDIA Corporation	1,486,430
24,000	QUALCOMM, Inc.	3,484,800
		8,902,146
	SPECIALTY REIT - 2.2%
49,000	EPR Properties	2,728,810

	TECHNOLOGY HARDWARE - 5.5%
21,000	Apple, Inc.	4,217,850
40,000	Cisco Systems, Inc.	2,521,600
		6,739,450
	TECHNOLOGY SERVICES - 3.2%
25,000	Paychex, Inc.	3,947,750

	TOBACCO & CANNABIS - 0.7%
164,371	Green Thumb Industries, Inc.(a)	861,304

	TRANSPORTATION & LOGISTICS - 0.9%
11,500	United Parcel Service, Inc., Class B	1,121,710

	WHOLESALE - DISCRETIONARY - 2.0%
62,800	Acme United Corporation	2,499,440

The accompanying notes are an integral part of theses financial statements.

North Star Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares				Fair Value
	COMMON STOCKS — 68.4% (Continued)
	TOTAL COMMON STOCKS (Cost $39,335,491)			$83,946,802

	PREFERRED STOCKS — 1.0%
	ASSET MANAGEMENT — 1.0%
75,000	Compass Diversified Holdings, 7.875%			1,173,000

	TOTAL PREFERRED STOCKS (Cost $1,690,502)			1,173,000

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	CORPORATE BONDS — 4.1%
	ENGINEERING & CONSTRUCTION — 0.7%
800,000	Brundage-Bone Concrete Pumping Holdings, Inc.(c)	7.5000	02/01/32	799,159

	HOME & OFFICE PRODUCTS — 0.6%
850,000	ACCO Brands Corporation(c)	4.2500	03/15/29	751,741

	HOME CONSTRUCTION — 0.6%
800,000	Beazer Homes USA, Inc.	5.8750	10/15/27	792,004

	HOUSEHOLD PRODUCTS — 0.6%
800,000	Energizer Holdings, Inc.	4.7500	06/15/28	772,159

	LEISURE FACILITIES & SERVICES — 1.6%
1,850,000	Wendy’s International, LLC	7.0000	12/15/25	1,849,116

	TOTAL CORPORATE BONDS (Cost $4,987,190)			4,964,179

The accompanying notes are an integral part of theses financial statements.

North Star Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 8.9%
	U.S. TREASURY BILLS — 8.9%
3,000,000	United States Treasury Bill(d)	4.0800	07/10/25	$2,986,652
3,000,000	United States Treasury Bill(d)	4.2000	08/12/25	2,974,987
5,000,000	United States Treasury Bill(d)	4.2400	09/16/25	4,937,983
				10,899,622
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $10,898,199)			10,899,622

Shares
	SHORT-TERM INVESTMENTS — 8.6%
	MONEY MARKET FUNDS - 8.6%
10,578,420	First American Treasury Obligations Fund, Class X, 4.22%(e) (Cost $10,578,420)			10,578,420

	TOTAL INVESTMENTS - 91.0% (Cost $67,489,802)			$111,562,023
	OTHER ASSETS IN EXCESS OF LIABILITIES - 9.0%			10,984,643
	NET ASSETS - 100.0%			$122,546,666

LLC	- Limited Liability Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Affiliated Company – North Star Opportunity Fund holds in excess of 5% of outstanding voting securities of this security.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of May 31, 2025 the total market value of 144A securities is $1,550,900 or 1.3% of net assets.

(d)	Zero coupon bond. Rate disclosed is the current yield as of May 31, 2025.

(e)	Rate disclosed is the seven day effective yield as of May 31, 2025.

The accompanying notes are an integral part of theses financial statements.

North Star Micro Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 91.9%
	AEROSPACE & DEFENSE - 1.3%
20,300	Ducommun, Inc.(a)	$1,428,714

	APPAREL & TEXTILE PRODUCTS - 6.9%
111,000	Lakeland Industries, Inc.	2,115,660
72,000	Movado Group, Inc.	1,166,400
105,000	Rocky Brands, Inc.	2,388,750
175,000	Superior Group of Companies, Inc.	1,725,500
		7,396,310
	ASSET MANAGEMENT - 1.3%
92,000	Westwood Holdings Group, Inc.	1,360,680

	AUTOMOTIVE - 2.1%
49,500	Miller Industries, Inc.	2,243,835

	BANKING - 2.4%
50,500	Bar Harbor Bankshares	1,468,540
50,000	First Busey Corporation	1,106,000
		2,574,540
	BEVERAGES - 0.0%
278,942	Truett-Hurst, Inc.(a),(b),(c)	—

	COMMERCIAL SUPPORT SERVICES - 7.9%
112,000	Barrett Business Services, Inc.	4,628,400
74,000	Hackett Group, Inc. (The)	1,814,480
138,000	Healthcare Services Group, Inc.(a)	1,945,800
		8,388,680
	CONSTRUCTION MATERIALS - 5.1%
19,000	Apogee Enterprises, Inc.	734,350
46,000	United States Lime & Minerals, Inc.	4,727,880
		5,462,230
	CONSUMER SERVICES - 2.2%
100,000	Lincoln Educational Services Corporation(a)	2,380,000

The accompanying notes are an integral part of these financial statements.

North Star Micro Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 91.9% (Continued)
	E-COMMERCE DISCRETIONARY - 2.3%
107,000	Liquidity Services, Inc.(a)	$2,500,590

	ELECTRICAL EQUIPMENT - 1.1%
39,000	Allient, Inc.	1,185,600

	FOOD - 1.7%
7,000	Nathan’s Famous, Inc.	748,860
72,000	Nature’s Sunshine Products, Inc.(a)	1,113,120
		1,861,980
	GAS & WATER UTILITIES - 1.0%
110,000	Global Water Resources, Inc.	1,116,500

	HOME & OFFICE PRODUCTS - 4.1%
208,000	ACCO Brands Corporation	746,720
142,000	Hamilton Beach Brands Holding Company, Class A	2,594,340
120,000	Virco Mfg. Corporation	1,009,200
		4,350,260
	HOME CONSTRUCTION - 6.6%
71,000	Green Brick Partners, Inc.(a)	4,149,950
143,000	Interface, Inc.	2,872,870
		7,022,820
	HOUSEHOLD PRODUCTS - 1.3%
19,800	Central Garden & Pet Company(a)	713,988
4,950	Central Garden & Pet Company, Class A(a)	158,252
144,000	Crown Crafts, Inc.	466,560
		1,338,800
	INDUSTRIAL INTERMEDIATE PROD - 2.5%
120,000	Eastern Company (The)	2,684,400

	LEISURE FACILITIES & SERVICES - 1.9%
194,000	Lindblad Expeditions Holdings, Inc.(a)	2,037,000

	LEISURE PRODUCTS - 3.8%
214,000	Escalade, Inc.	3,175,760

The accompanying notes are an integral part of these financial statements.

North Star Micro Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 91.9% (Continued)
	LEISURE PRODUCTS - 3.8% (Continued)
32,101	Johnson Outdoors, Inc., Class A	$872,826
		4,048,586
	MACHINERY - 8.4%
16,100	Alamo Group, Inc.	3,188,444
44,000	CECO Environmental Corporation(a)	1,183,160
94,800	QEP Company, Inc.	3,790,104
10,500	Tennant Company	781,410
		8,943,118
	MEDICAL EQUIPMENT & DEVICES - 0.9%
595,000	Accuray, Inc.(a)	910,350

	OIL & GAS PRODUCERS - 1.8%
435,000	Evolution Petroleum Corporation	1,953,150

	OIL & GAS SERVICES & EQUIPMENT - 0.8%
157,000	ProPetro Holding Corporation(a)	847,800

	RETAIL - DISCRETIONARY - 9.3%
21,000	Boot Barn Holdings, Inc.(a)	3,366,510
74,000	Build-A-Bear Workshop, Inc.	3,776,959
79,000	Ethan Allen Interiors, Inc.	2,064,270
33,000	Shoe Carnival, Inc.	634,260
		9,841,999
	SEMICONDUCTORS - 1.2%
70,000	Penguin Solutions, Inc.(a)	1,243,200

	SOFTWARE - 3.1%
236,000	Cantaloupe, Inc.(a)	1,975,320
42,500	Simulations Plus, Inc.	1,353,413
		3,328,733
	SPECIALTY REIT - 2.1%
163,000	Postal Realty Trust, Inc., Class A	2,255,920

The accompanying notes are an integral part of these financial statements.

North Star Micro Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 91.9% (Continued)
	TECHNOLOGY HARDWARE - 1.9%
176,000	Turtle Beach Corporation(a)	$2,020,480

	TRANSPORTATION EQUIPMENT - 3.3%
61,000	Blue Bird Corporation(a)	2,360,700
150,000	FreightCar America, Inc.	1,186,500
		3,547,200
	WHOLESALE - DISCRETIONARY - 3.6%
81,000	Acme United Corporation	3,223,800
82,914	Hudson Technologies, Inc.(a)	592,835
		3,816,635

	TOTAL COMMON STOCKS (Cost $65,698,270)	98,090,110

	SHORT-TERM INVESTMENTS — 8.7%
	MONEY MARKET FUNDS - 8.7%
9,273,121	First American Treasury Obligations Fund, Class X, 4.22%(d) (Cost $9,273,121)	9,273,121

	TOTAL INVESTMENTS - 100.6% (Cost $74,971,391)	$107,363,231
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%	(664,274)
	NET ASSETS - 100.0%	$106,698,957

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Illiquid security. The total fair value of these securities as of May 31, 2025 was $0, representing 0% of net assets.

(c)	Affiliated Company – North Star Micro Cap Fund holds in excess of 5% of outstanding voting securities of this security.

(d)	Rate disclosed is the seven day effective yield as of May 31, 2025.

The accompanying notes are an integral part of these financial statements.

North Star Dividend Fund
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 92.8%
	APPAREL & TEXTILE PRODUCTS - 7.7%
60,000	Movado Group, Inc.	$972,000
91,000	Rocky Brands, Inc.	2,070,250
148,000	Superior Group of Companies, Inc.	1,459,280
59,000	Weyco Group, Inc.	1,850,240
		6,351,770
	ASSET MANAGEMENT - 7.1%
49,000	Sprott, Inc.	2,840,040
35,000	Vitesse Energy, Inc.	732,550
153,700	Westwood Holdings Group, Inc.	2,273,223
		5,845,813
	AUTOMOTIVE - 1.2%
33,000	Standard Motor Products, Inc.	999,900

	BANKING - 5.4%
15,850	Bank of Hawaii Corporation	1,054,183
76,500	Bar Harbor Bankshares	2,224,620
10,000	Wintrust Financial Corporation	1,194,100
		4,472,903
	CHEMICALS - 4.5%
73,500	Oil-Dri Corporation of America	3,687,495

	COMMERCIAL SUPPORT SERVICES - 2.5%
23,200	ABM Industries, Inc.	1,221,480
45,000	Ennis, Inc.	840,150
		2,061,630
	CONSTRUCTION MATERIALS - 0.9%
18,100	Apogee Enterprises, Inc.	699,565

	ELECTRIC UTILITIES - 8.0%
46,000	Avista Corporation	1,771,460
38,000	Northwestern Energy Group, Inc.	2,102,540
11,600	Otter Tail Corporation	895,288
33,500	Unitil Corporation	1,836,805
		6,606,093

The accompanying notes are an integral part of these financial statements.

North Star Dividend Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 92.8% (Continued)
	ELECTRICAL EQUIPMENT - 3.5%
178,000	LSI Industries, Inc.	$2,896,060

	GAS & WATER UTILITIES - 11.7%
59,000	Artesian Resources Corporation, Class A	2,034,910
162,000	Global Water Resources, Inc.	1,644,300
39,000	H2O America	2,046,720
48,000	Northwest Natural Holding Company	1,966,560
90,000	RGC Resources, Inc.	1,849,500
		9,541,990
	HOME & OFFICE PRODUCTS - 6.1%
357,000	ACCO Brands Corporation	1,281,630
64,000	Flexsteel Industries, Inc.	1,943,680
98,000	Hamilton Beach Brands Holding Company, Class A	1,790,460
		5,015,770
	HOUSEHOLD PRODUCTS - 2.6%
169,000	Crown Crafts, Inc.	547,560
66,000	Energizer Holdings, Inc.	1,537,140
		2,084,700
	INSURANCE - 2.3%
84,000	Crawford & Company	872,760
23,000	Horace Mann Educators Corporation	998,890
		1,871,650
	LEISURE PRODUCTS - 3.0%
166,000	Escalade, Inc.	2,463,440

	MULTI ASSET CLASS REITS - 2.1%
48,000	Alexander & Baldwin, Inc.	859,680
107,000	LXP Industrial Trust	918,060
		1,777,740
	OIL & GAS PRODUCERS - 3.1%
367,000	Evolution Petroleum Corporation	1,647,830
149,000	Granite Ridge Resources, Inc.	837,380
		2,485,210

The accompanying notes are an integral part of these financial statements.

North Star Dividend Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 92.8% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 1.8%
187,000	Select Water Solutions, Inc., Class A	$1,503,480

	RESIDENTIAL REIT - 2.6%
125,000	UMH Properties, Inc.	2,098,750

	RETAIL - CONSUMER STAPLES - 2.3%
50,000	Village Super Market, Inc., Class A	1,929,000

	RETAIL - DISCRETIONARY - 5.2%
22,000	Buckle, Inc. (The)	937,420
96,300	Ethan Allen Interiors, Inc.	2,516,319
41,000	Shoe Carnival, Inc.	788,020
		4,241,759
	SPECIALTY FINANCE - 2.7%
14,000	GATX Corporation	2,229,360

	SPECIALTY REIT - 3.3%
196,000	Postal Realty Trust, Inc., Class A	2,712,640

	TECHNOLOGY SERVICES - 0.8%
16,100	Value Line, Inc.	630,959

	TELECOMMUNICATIONS - 2.4%
122,000	Spok Holdings, Inc.	1,976,400

	TOTAL COMMON STOCKS (Cost $62,464,792)	76,184,077

	PREFERRED STOCKS — 1.1%
	HOME CONSTRUCTION — 1.1%
40,000	Green Brick Partners, Inc., 5.7500%	934,000

The accompanying notes are an integral part of these financial statements.

North Star Dividend Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	PREFERRED STOCKS — 1.1% (Continued)
	HOME CONSTRUCTION — 1.1% (Continued)
	TOTAL PREFERRED STOCKS (Cost $846,709)	$934,000

	SHORT-TERM INVESTMENTS — 5.8%
	MONEY MARKET FUNDS - 5.8%
4,755,872	First American Treasury Obligations Fund, Class X, 4.22%(a) (Cost $4,755,872)	4,755,872

	TOTAL INVESTMENTS - 99.7% (Cost $68,067,373)	$81,873,949
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	225,799
	NET ASSETS - 100.0%	$82,099,748

REIT	- Real Estate Investment Trust

(a)	Rate disclosed is the seven day effective yield as of May 31, 2025.

The accompanying notes are an integral part of these financial statements.

North Star Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2025

Shares				Fair Value
	PREFERRED STOCKS — 6.0%
	BANKING — 1.9%
29,000	Bank of America Corporation - Series E, 4.0000%			$636,260

	INSTITUTIONAL FINANCIAL SERVICES — 0.6%
250,000	Mellon Capital IV - Series 1, 5.6400%			209,039

	REAL ESTATE INVESTMENT TRUSTS — 3.5%
31,000	EPR Properties - Series C, 5.7500%			759,190
8,500	Lexington Realty Trust - Series C, 6.5000%			394,315
				1,153,505
	TOTAL PREFERRED STOCKS (Cost $1,917,482)			1,998,804

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	CORPORATE BONDS — 78.3%
	AEROSPACE & DEFENSE — 3.0%
1,000,000	TransDigm, Inc.	5.5000	11/15/27	999,428

	APPAREL & TEXTILE PRODUCTS — 4.3%
1,475,000	Under Armour, Inc.	3.2500	06/15/26	1,443,580

	ASSET MANAGEMENT — 6.7%
850,000	Blackstone Private Credit Fund	2.6250	12/15/26	819,058
1,500,000	Hercules Capital, Inc.	2.6250	09/16/26	1,441,047
				2,260,105
	AUTOMOTIVE — 4.0%
1,350,000	Ford Motor Company	7.1250	11/15/25	1,358,250

	BANKING — 4.3%
1,500,000	Wintrust Financial Corporation	4.8500	06/06/29	1,435,475

	BIOTECH & PHARMA — 4.3%
1,400,000	Elanco Animal Health, Inc.	6.6500	08/28/28	1,441,605

The accompanying notes are an integral part of these financial statements.

North Star Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 78.3% (Continued)
	CONTAINERS & PACKAGING — 3.6%
1,200,000	Ball Corporation	5.2500	07/01/25	$1,203,491

	ENGINEERING & CONSTRUCTION — 1.8%
600,000	Brundage-Bone Concrete Pumping Holdings, Inc.(a)	7.5000	02/01/32	599,369

	HOME & OFFICE PRODUCTS — 12.5%
1,500,000	ACCO Brands Corporation(a)	4.2500	03/15/29	1,326,602
1,510,000	Scotts Miracle-Gro Company (The)	5.2500	12/15/26	1,513,442
1,400,000	Steelcase, Inc.	5.1250	01/18/29	1,360,548
				4,200,592
	HOME CONSTRUCTION — 7.3%
1,475,000	Beazer Homes USA, Inc.	5.8750	10/15/27	1,460,257
1,000,000	Interface, Inc.(a)	5.5000	12/01/28	987,175
				2,447,432
	HOUSEHOLD PRODUCTS — 4.2%
1,200,000	Energizer Holdings, Inc.(a)	6.5000	12/31/27	1,208,874
200,000	Energizer Holdings, Inc.	4.7500	06/15/28	193,040
				1,401,914
	INDUSTRIAL SUPPORT SERVICES — 2.9%
1,000,000	United Rentals North America, Inc.	5.5000	05/15/27	1,001,091

	INSTITUTIONAL FINANCIAL SERVICES — 3.6%
1,250,000	Lazard Group, LLC	3.6250	03/01/27	1,223,566

	LEISURE FACILITIES & SERVICES — 8.6%
1,400,000	Cedar Fair, L.P./Canada’s Wonderland Company/Magnum Management Corporation	5.3750	04/15/27	1,400,428
1,471,000	Wendy’s International, LLC	7.0000	12/15/25	1,470,297
				2,870,725
	OIL & GAS SERVICES & EQUIPMENT — 3.1%
1,050,000	Oceaneering International, Inc.	6.0000	02/01/28	1,035,203

	REAL ESTATE INVESTMENT TRUSTS — 4.1%
1,400,000	EPR Properties	4.9500	04/15/28	1,388,654

The accompanying notes are an integral part of these financial statements.

North Star Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 78.3% (Continued)
	TOTAL CORPORATE BONDS (Cost $26,053,665)			$26,310,480

	U.S. GOVERNMENT & AGENCIES — 3.0%
	U.S. TREASURY NOTE — 3.0%
1,000,000	United States Treasury Note	5.0000	09/30/25	1,002,015

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $1,002,152)			1,002,015

Shares
	SHORT-TERM INVESTMENTS — 9.8%
	MONEY MARKET FUNDS - 9.8%
3,303,418	First American Treasury Obligations Fund, Class X, 4.22%(b) (Cost $3,303,418)			3,303,418

	TOTAL INVESTMENTS - 97.1% (Cost $32,276,717)			$32,614,717
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.9%			969,893
	NET ASSETS - 100.0%			$33,584,610

LLC	- Limited Liability Company

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of May 31, 2025 the total market value of 144A securities is $4,122,020 or 12.3% of net assets.

(b)	Rate disclosed is the seven day effective yield as of May 31, 2025.

The accompanying notes are an integral part of these financial statements.

North Star Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 94.6%
	ASSET MANAGEMENT - 5.7%
17,000	Sprott, Inc.	$985,320
69,000	WisdomTree, Inc.	651,360
		1,636,680
	BANKING - 7.9%
15,500	Bar Harbor Bankshares	450,740
3,710	City Holding Company	437,372
12,000	NBT Bancorp, Inc.	502,200
12,460	QCR Holdings, Inc.	838,558
		2,228,870
	BEVERAGES - 1.1%
197,000	Farmer Bros Company(a)	301,410

	COMMERCIAL SUPPORT SERVICES - 5.9%
31,000	Hackett Group, Inc. (The)	760,120
35,000	Legalzoom.com, Inc.(a)	319,550
13,000	V2X, Inc.(a)	588,640
		1,668,310
	CONSUMER SERVICES - 1.6%
19,000	Lincoln Educational Services Corporation(a)	452,200

	E-COMMERCE DISCRETIONARY - 2.5%
30,000	Liquidity Services, Inc.(a)	701,100

	ELECTRICAL EQUIPMENT - 8.0%
20,000	Allient, Inc.	608,000
53,000	LSI Industries, Inc.	862,310
3,500	OSI Systems, Inc.(a)	766,885
		2,237,195
	ENGINEERING & CONSTRUCTION - 7.7%
2,900	Comfort Systems USA, Inc.	1,386,867
6,300	VSE Corporation	819,567
		2,206,434

The accompanying notes are an integral part of these financial statements.

North Star Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 94.6% (Continued)
	ENTERTAINMENT CONTENT - 2.1%
11,000	IMAX Corporation(a)	$306,350
39,000	Reservoir Media, Inc.(a)	304,200
		610,550
	GAS & WATER UTILITIES - 3.3%
63,000	Global Water Resources, Inc.	639,450
5,800	H2O America	304,384
		943,834
	HOME CONSTRUCTION - 3.2%
9,500	Champion Homes, Inc.(a)	621,300
15,000	Interface, Inc.	301,350
		922,650
	HOUSEHOLD PRODUCTS - 3.0%
11,000	Central Garden & Pet Company(a)	396,660
20,000	Energizer Holdings, Inc.	465,800
		862,460
	INDUSTRIAL INTERMEDIATE PRODUCTS - 3.3%
10,500	AZZ, Inc.	952,245

	INDUSTRIAL SUPPORT SERVICES - 1.0%
16,000	EVI Industries, Inc.	296,640

	LEISURE FACILITIES & SERVICES - 5.9%
60,000	Lucky Strike Entertainment Corporation	517,800
17,000	OneSpaWorld Holdings Ltd.	320,620
22,400	Sphere Entertainment Company(a)	844,480
		1,682,900
	MACHINERY - 3.5%
5,000	Alamo Group, Inc.	990,200

	MEDICAL EQUIPMENT & DEVICES - 1.1%
4,675	Haemonetics Corporation(a)	316,544

The accompanying notes are an integral part of these financial statements.

North Star Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 94.6% (Continued)
	OIL & GAS PRODUCERS - 3.3%
4,900	Gulfport Energy Corporation(a)	$938,350

	OIL & GAS SERVICES & EQUIPMENT - 4.1%
44,000	Helix Energy Solutions Group, Inc.(a)	272,360
52,000	ProPetro Holding Corporation(a)	280,800
24,200	Thermon Group Holdings, Inc.(a)	627,748
		1,180,908
	RESIDENTIAL REIT - 2.9%
49,561	UMH Properties, Inc.	832,129

	RETAIL - DISCRETIONARY - 3.6%
3,800	Boot Barn Holdings, Inc.(a)	609,178
21,817	Shoe Carnival, Inc.	419,323
		1,028,501
	SEMICONDUCTORS - 2.7%
7,392	Axcelis Technologies, Inc.(a)	416,466
5,400	Silicon Motion Technology Corporation - ADR	330,480
		746,946
	SOFTWARE - 1.3%
12,000	Simulations Plus, Inc.	382,140

	SPECIALTY REIT - 2.7%
55,500	Postal Realty Trust, Inc., Class A	768,120

	STEEL - 1.3%
7,800	Commercial Metals Company	363,402

	TECHNOLOGY HARDWARE - 1.7%
42,000	Turtle Beach Corporation(a)	482,160

	TOBACCO & CANNABIS - 0.8%
43,000	Green Thumb Industries, Inc.(a)	225,320

The accompanying notes are an integral part of these financial statements.

North Star Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 94.6% (Continued)
	TRANSPORTATION & LOGISTICS - 1.0%
12,500	Covenant Logistics Group, Inc.	$283,750

	TRANSPORTATION EQUIPMENT - 2.4%
18,000	Blue Bird Corporation(a)	696,600

	TOTAL COMMON STOCKS (Cost $18,651,327)	26,938,548

	SHORT-TERM INVESTMENTS — 5.1%
	MONEY MARKET FUNDS - 5.1%
1,462,025	First American Treasury Obligations Fund, Class X, 4.22%(b) (Cost $1,462,025)	1,462,025

	TOTAL INVESTMENTS - 99.7% (Cost $20,113,352)	$28,400,573
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	78,802
	NET ASSETS - 100.0%	$28,479,375

ADR	- American Depositary Receipt

LTD	- Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of May 31, 2025.

The accompanying notes are an integral part of these financial statements.

North Star Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2025

	North Star	North Star	North Star	North Star
	Opportunity	Micro Cap	Dividend	Bond	North Star Small
	Fund	Fund	Fund	Fund	Cap Value Fund
Assets:
Investments in Unaffiliated Securities at Cost	$65,263,054	$74,971,391	$68,067,373	$32,276,717	$20,113,352
Investments in Non-controlled Affiliated Securities at Cost	2,226,748	—	—	—	—
Total Securities at Cost	67,489,802	74,971,391	68,067,373	32,276,717	20,113,352
Investments in Unaffiliated Securities at Value	$110,233,641	$107,363,231	$81,873,949	$32,614,717	$28,400,573
Investments in Non-controlled Affiliated Securities at Value	1,328,382	—	—	—	—
Total Securities at Value	111,562,023	107,363,231	81,873,949	32,614,717	28,400,573
Cash	11,233,750	—	—	11,943	—
Dividends and Interest Receivable	243,580	109,350	297,954	936,630	39,417
Receivable for Securities Sold	—	42,302	—	97,779	350,871
Receivable for Fund Shares Sold	—	—	30,000	—	—
Prepaid Expenses and Other Assets	23,795	14,631	22,474	11,209	21,999
Total Assets	123,063,148	107,529,514	82,224,377	33,672,278	28,812,860

Liabilities:
Payable for Securities Purchased	328,533	673,213	—	—	287,015
Payable for Fund Shares Redeemed	39,598	—	—	21,319	1,551
Investment Advisory Fees Payable	95,939	88,255	69,590	24,220	3,934
Distribution (12b-1) Fees Payable	2,799	—	—	—	5,288
Payable to Related Parties	7,069	28,309	24,546	18,850	16,588
Audit and Tax Fees Payable	9,567	9,612	8,948	10,168	12,933
Accrued Expenses and Other Liabilities	32,977	31,168	21,545	13,111	6,176
Total Liabilities	516,482	830,557	124,629	87,668	333,485

Net Assets	$122,546,666	$106,698,957	$82,099,748	$33,584,610	$28,479,375

Composition of Net Assets:
At May 31, 2025, Net Assets consisted of:
Paid-in-Capital	$70,493,463	$66,435,154	$68,289,433	$36,979,279	$16,370,335
Accumulated Earnings/(Losses)	52,053,203	40,263,803	13,810,315	(3,394,669)	12,109,040
Net Assets	$122,546,666	$106,698,957	$82,099,748	$33,584,610	$28,479,375

Net Asset Value Per Share:
Class I Shares:
Net Assets	$112,772,212	$106,698,957	$82,099,748	$33,584,610
Shares of Beneficial Interest Outstanding ($0 par value, unlimited shares authorized)	6,948,390	2,765,972	3,981,307	3,799,118
Net Asset Value (Net Assets/Shares Outstanding), Offering Price and Redemption Price Per Share*	$16.23	$38.58	$20.62	$8.84
Class A Shares:
Net Assets	$9,774,454
Shares of Beneficial Interest Outstanding ($0 par value, unlimited shares authorized)	598,148
Net Asset Value (Net Assets/Shares Outstanding) and
Redemption Price Per Share*	$16.34
Maximum Offering Price Per Share (Maximum Sales Charge of 5.75%)	$17.34
Institutional Class Shares:
Net Assets					$3,957,261
Shares of Beneficial Interest Outstanding ($0 par value, unlimited shares authorized)					291,117
Net Asset Value (Net Assets/Shares Outstanding), Offering Price and Redemption Price Per Share					$13.59
Investor Class Shares:
Net Assets					$24,522,114
Shares of Beneficial Interest Outstanding ($0 par value, unlimited shares authorized)					1,800,597
Net Asset Value (Net Assets/Shares Outstanding), Offering Price and Redemption Price Per Share					$13.62

*	The Fund charges a fee of 2.00% on redemptions of shares held for less than 30 days.

The accompanying notes are an integral part of these financial statements.

North Star Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended May 31, 2025

					North Star
	North Star	North Star	North Star	North Star Bond	Small Cap
	Opportunity Fund	Micro Cap Fund	Dividend Fund	Fund	Value Fund
Investment Income
Dividends from Unaffiliated Investments (net of $3,355, $0, $4,905, $0, and $2,291 in foreign dividend tax withheld)	$1,186,475	$928,090	$1,732,094	$85,718	$163,746
Interest	665,886	168,875	91,983	885,005	55,206
Total Investment Income	1,852,361	1,096,965	1,824,077	970,723	218,952

Expenses
Investment Advisory Fees	620,922	548,348	436,417	141,030	155,129
Distribution (12b-1) Fees - Class A	12,937	—	—	—	—
Distribution (12b-1) Fees - Investor Class	—	—	—	—	33,716
Third Party Administrative Servicing Fees	53,000	52,616	41,940	15,400	2,518
Administrative Service Fees	49,900	60,284	47,294	28,830	23,426
Custodian Fees	25,302	21,702	14,910	6,510	2,032
Accounting Service Fees	23,340	22,802	5,012	9,544	13,202
Registration Fees	19,000	14,356	12,560	10,630	18,436
Transfer Agent Fees	13,800	10,466	12,764	8,190	11,570
Trustees’ Fees and Expenses	12,614	11,822	12,120	12,018	12,614
Printing Expense	10,832	8,820	9,836	4,542	2,120
Legal Fees	10,440	10,944	10,544	10,450	9,700
Audit and Tax Fees	10,068	10,068	9,516	10,904	10,378
Chief Compliance Officer Fees	6,480	6,422	5,570	3,924	5,222
Insurance Expense	2,926	3,028	2,424	1,936	1,798
Other Expenses	2,135	2,929	2,973	1,335	856
Total Expenses	873,696	784,607	623,880	265,243	302,717
Fees Waived by the Adviser	(36,291)	—	—	—	(120,070)
Net Expenses	837,405	784,607	623,880	265,243	182,647

Net Investment Income	1,014,956	312,358	1,200,197	705,480	36,305

Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss):
on Unaffiliated Investments	7,569,103	7,559,962	(18,353)	(264,927)	3,911,387
on Foreign Currency Transactions	—	—	(34)	—	(34)
Total Net Realized Gain (Loss)	7,569,103	7,559,962	(18,387)	(264,927)	3,911,353
Net Change in Unrealized Appreciation (Depreciation):
on Unaffiliated Investments	(19,301,809)	(21,644,357)	(11,409,147)	(85,983)	(8,032,642)
on Affiliated Investments	(330,858)	—	—	—	—
on Foreign Currency Translations	—	—	151	—	71
Total Net Change in Unrealized Appreciation (Depreciation)	(19,632,667)	(21,644,357)	(11,408,996)	(85,983)	(8,032,571)

Net Realized and Unrealized Loss on Investments	(12,063,564)	(14,084,395)	(11,427,383)	(350,910)	(4,121,218)

Net Increase (Decrease) in Net Assets Resulting From Operations	$(11,048,608)	$(13,772,037)	$(10,227,186)	$354,570	$(4,084,913)

The accompanying notes are an integral part of these financial statements.

North Star Funds
STATEMENTS OF CHANGES IN NET ASSETS

	North Star Opportunity Fund
	For the Six Months	For the Year
	Ended	Ended
	May 31, 2025	November 30, 2024
	(Unaudited)
Operations
Net Investment Income	$1,014,956	$1,417,318
Net Realized Gain on Investments	7,569,103	3,927,275
Net Change in Unrealized Appreciation (Depreciation) on Investments	(19,632,667)	20,602,997
Net Increase (Decrease) in Net Assets Resulting From Operations	(11,048,608)	25,947,590

Distributions to Shareholders:
Distributions Paid
Class I	(4,375,007)	(3,456,120)
Class A	(383,530)	(348,867)
Total Distributions Paid	(4,758,537)	(3,804,987)

Capital Shares of Beneficial Interest
Class I Shares:
Proceeds from Shares Sold (48,692 and 133,168 shares, respectively)	828,368	2,268,584
Distributions Reinvested (187,230 and 164,824 shares, respectively)	3,257,788	2,669,997
Cost of Shares Redeemed (215,938 and 712,977 shares, respectively)	(3,594,595)	(12,168,988)
Redemption Fee Proceeds	1,877	393
Total Class I Shares	493,438	(7,230,014)

Class A Shares:
Proceeds from Shares Sold (288 and 1,181 shares, respectively)	4,839	20,106
Distributions Reinvested (21,690 and 21,328 shares, respectively)	380,871	343,831
Cost of Shares Redeemed (60,182 and 286,583 shares, respectively)	(1,032,838)	(4,804,359)
Redemption Fee Proceeds	1	15
Total Class A Shares	(647,127)	(4,440,407)

Net Decrease in Net Assets From Shares of Beneficial Interest	(153,689)	(11,670,421)

Total Increase (Decrease) in Net Assets	(15,960,834)	10,472,182

Net Assets
Beginning of Period	138,507,500	128,035,318
End of Period	$122,546,666	$138,507,500

The accompanying notes are an integral part of these financial statements.

North Star Funds
STATEMENTS OF CHANGES IN NET ASSETS

	North Star
	Micro Cap Fund
	For the Six Months	For the Year
	Ended	Ended
	May 31, 2025	November 30, 2024
	(Unaudited)
Operations
Net Investment Income	$312,358	$890,123
Net Realized Gain on Investments	7,559,962	3,379,661
Net Change in Unrealized Appreciation (Depreciation) on Investments	(21,644,357)	25,747,862
Net Increase (Decrease) in Net Assets Resulting From Operations	(13,772,037)	30,017,646

Distributions to Shareholders:
Class I Shares:
Distributions Paid	(3,520,398)	(782,956)
Total Distributions to Shareholders	(3,520,398)	(782,956)

Capital Shares of Beneficial Interest
Class I Shares:
Proceeds from Shares Sold (12,962 and 60,497 shares, respectively)	525,925	2,369,809
Distributions Reinvested (66,236 and 17,936 and shares, respectively)	2,860,080	632,955
Cost of Shares Redeemed (140,428 and 155,735 shares, respectively)	(5,719,029)	(6,128,214)
Redemption Fee Proceeds	142	109
Total Class I Shares	(2,332,882)	(3,125,341)

Total Increase (Decrease) in Net Assets	(19,625,317)	26,109,349

Net Assets
Beginning of Period	126,324,274	100,214,925
End of Period	$106,698,957	$126,324,274

The accompanying notes are an integral part of these financial statements.

North Star Funds
STATEMENTS OF CHANGES IN NET ASSETS

	North Star
	Dividend Fund
	For the Six Months	For the Year
	Ended	Ended
	May 31, 2025	November 30, 2024
	(Unaudited)
Operations
Net Investment Income	$1,200,197	$2,518,080
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(18,387)	1,988,719
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(11,408,996)	13,143,674
Net Increase (Decrease) in Net Assets Resulting From Operations	(10,227,186)	17,650,473

Distributions to Shareholders:
Class I Shares:
Distributions Paid	(3,159,634)	(3,268,884)
Total Distributions to Shareholders	(3,159,634)	(3,268,884)

Capital Shares of Beneficial Interest
Class I Shares:
Proceeds from Shares Sold (50,470 and 231,543 shares, respectively)	1,137,741	5,093,719
Distributions Reinvested (95,957 and 102,774 shares, respectively)	2,161,512	2,275,639
Cost of Shares Redeemed (179,982 and 372,666 shares, respectively)	(3,874,517)	(8,179,918)
Redemption Fee Proceeds	316	143
Total Class I Shares	(574,948)	(810,417)

Total Increase (Decrease) in Net Assets	(13,961,768)	13,571,172

Net Assets
Beginning of Period	96,061,516	82,490,344
End of Period	$82,099,748	$96,061,516

The accompanying notes are an integral part of these financial statements.

North Star Funds
STATEMENTS OF CHANGES IN NET ASSETS

	North Star
	Bond Fund
	For the Six Months	For the Year
	Ended	Ended
	May 31, 2025	November 30, 2024
	(Unaudited)
Operations
Net Investment Income	$705,480	$1,344,725
Net Realized Loss on Investments	(264,927)	(1,040,045)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(85,983)	1,665,089
Net Increase in Net Assets Resulting From Operations	354,570	1,969,769

Distributions to Shareholders:
Class I Shares:
Total Distributions Paid	(770,012)	(1,355,084)
Total Distributions to Shareholders	(770,012)	(1,355,084)

Capital Shares of Beneficial Interest
Class I Shares:
Proceeds from Shares Sold (186,908 and 487,320 shares, respectively)	1,668,412	4,331,800
Distributions Reinvested (55,165 and 99,696 shares, respectively)	489,804	885,234
Cost of Shares Redeemed (86,527 and 252,883 shares, respectively)	(767,561)	(2,250,386)
Total Class I Shares	1,390,655	2,966,648

Total Increase in Net Assets	975,213	3,581,333

Net Assets
Beginning of Period	32,609,397	29,028,064
End of Period	$33,584,610	$32,609,397

The accompanying notes are an integral part of these financial statements.

North Star Funds
STATEMENTS OF CHANGES IN NET ASSETS

	North Star
	Small Cap Value Fund
	For the Six Months	For the Year
	Ended	Ended
	May 31, 2025	November 30, 2024
	(Unaudited)
Operations
Net Investment Income (Loss)	$36,305	$(22,050)
Net Realized Gain on Investments and Foreign Currency Transactions	3,911,353	4,865,451
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(8,032,571)	5,432,952
Net Increase (Decrease) in Net Assets Resulting From Operations	(4,084,913)	10,276,353

Distributions to Shareholders:
Distributions Paid
Institutional Class	(551,802)	—
Investor Class	(3,754,740)	—
Total Distributions Paid	(4,306,542)	—

Capital Shares of Beneficial Interest
Institutional Class Shares:
Proceeds from Shares Sold (21,951 and 41,144 shares, respectively)	298,983	648,488
Distributions Reinvested (35,348 and 0 shares, respectively)	536,229	—
Cost of Shares Redeemed (33,172 and 76,862 shares, respectively)	(482,277)	(1,135,445)
Total Institutional Class Shares	352,935	(486,957)

Investor Class Shares:
Proceeds from Shares Sold (8,109 and 51,941 shares, respectively)	118,069	802,503
Distributions Reinvested (245,150 and 0 shares, respectively)	3,728,730	—
Cost of Shares Redeemed (280,871 and 648,916 shares, respectively)	(3,999,178)	(9,888,213)
Total Investor Class Shares	(152,379)	(9,085,710)

Net Increase (Decrease) in Net Assets From Shares of Beneficial Interest	200,556	(9,572,667)

Total Increase (Decrease) in Net Assets	(8,190,899)	703,686

Net Assets
Beginning of Period	36,670,274	35,966,588
End of Period	$28,479,375	$36,670,274

The accompanying notes are an integral part of these financial statements.

North Star Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	North Star Opportunity Fund
	Class I
	For the Six Months		For the Year	For the Year	For the Year	For the Year		For the Year
	Ended		Ended	Ended	Ended	Ended		Ended
	May 31, 2025		November 30, 2024	November 30, 2023	November 30, 2022	November 30, 2021		November 30, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$18.30		$15.52	$16.05	$20.00	$16.71		$14.00
Activity From Investment Operations:
Net investment income (a)	0.14		0.18	0.22	0.16	0.10		0.13
Net gain (loss) from securities (both realized and unrealized)	(1.58)		3.08	(0.02)	(3.57)	3.23		2.69
Total from operations	(1.44)		3.26	0.20	(3.41)	3.33		2.82
Less Distributions From:
Net investment income	(0.13)		(0.23)	(0.21)	(0.11)	(0.04)		(0.10)
Net realized gains on investments	(0.50)		(0.25)	(0.52)	(0.43)	(0.00	) (b)	—
Return of Capital	—		—	—	—	—		(0.01)
Total Distributions	(0.63)		(0.48)	(0.73)	(0.54)	(0.04)		(0.11)
Redemption Fees	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00	(b)	—
Net Asset Value, End of Period	$16.23		$18.30	$15.52	$16.05	$20.00		$16.71
Total Return (c)	(8.07	)% (e)	21.42%	1.37%	(17.48)%	20.00%		20.29%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$112,772		$126,786	$113,975	$118,346	$146,910		$114,330
Ratio to average net assets:
Expenses, Gross (d)	1.36	% (f)	1.34%	1.35%	1.35%	1.27%		1.37%
Expenses, Net of waiver or recapture	1.30	% (f)	1.30%	1.30%	1.30%	1.30%		1.30%
Net investment income	1.62	% (f)	1.08%	1.44%	0.93%	0.52%		0.90%
Portfolio turnover rate	11	% (e)	21%	24%	31%	30%		59%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Less than $0.005 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of the expenses for the year ended November 30, 2020, November 30, 2022, November 30, 2023, November 30, 2024 and May 31, 2025, total returns would have been lower. Had the Advisor not recaptured expenses for the year ended November 30, 2021, total return would have been higher.

(d)	Represents the ratio of expenses to average net assets absent any fee waivers, expense reimbursements and/or expense recapture by the Adviser.

(e)	Not annualized.

(f)	Annualized.

The accompanying notes are an integral part of these financial statements.

North Star Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	North Star Opportunity Fund
	Class A
	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Year
	Ended		Ended	Ended	Ended	Ended	Ended
	May 31, 2025		November 30, 2024	November 30, 2023	November 30, 2022	November 30, 2021	November 30, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$18.42		$15.62	$16.09	$20.05	$16.76	$14.05
Activity From Investment Operations:
Net investment income (a)	0.11		0.14	0.18	0.11	0.05	0.10
Net gain (loss) from securities (both realized and unrealized)	(1.58)		3.09	(0.01)	(3.58)	3.26	2.69
Total from operations	(1.47)		3.23	0.17	(3.47)	3.31	2.79
Less Distributions From:
Net investment income	(0.11)		(0.18)	(0.12)	(0.06)	(0.02)	(0.07)
Net realized gains on investments	(0.50)		(0.25)	(0.52)	(0.43)	—	—
Return of Capital	—		—	—	—	—	(0.01)
Total Distributions	(0.61)		(0.43)	(0.64)	(0.49)	(0.02)	(0.08)
Redemption Fees	0.00	(b)	0.00 (b)	0.00 (b)	—	0.00 (b)	0.00 (b)
Net Asset Value, End of Period	16.34		18.42	15.62	16.09	20.05	16.76
Total Return (c)	(8.19	)% (e)	21.07%	1.15%	(17.70)%	19.73%	19.99%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$9,774		$11,722	$14,061	$19,469	$31,276	$26,940
Ratio to average net assets:
Expenses, Gross (d)	1.61	% (f)	1.59%	1.60%	1.60%	1.51%	1.62%
Expenses, Net of waiver or recapture	1.55	% (f)	1.55%	1.55%	1.55%	1.54%	1.55%
Net investment income	1.37	% (f)	0.81%	1.17%	0.65%	0.26%	0.67%
Portfolio turnover rate	11	% (e)	21%	24%	31%	30%	59%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Less than $0.005 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of the expenses for the year ended November 30, 2019, November 30, 2020, November 30, 2022, November 30, 2023, November 30, 2024 and May 31, 2025, total returns would have been lower. Had the Advisor not recaptured expenses for the year ended November 30, 2021, total return would have been higher.

(d)	Represents the ratio of expenses to average net assets absent any fee waivers, expense reimbursements and/or expense recapture by the Adviser.

(e)	Not annualized.

(f)	Annualized.

The accompanying notes are an integral part of these financial statements.

North Star Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	North Star Micro Cap Fund
	Class I
	For the Six Months		For the Year	For the Year	For the Year	For the Year		For the Year
	Ended		Ended	Ended	Ended	Ended		Ended
	May 31, 2025		November 30, 2024	November 30, 2023	November 30, 2022	November 30, 2021		November 30, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$44.68		$34.50	$31.81	$41.77	$35.74		$26.11
Activity From Investment Operations:
Net investment income (loss) (a)	0.11		0.31	0.28	0.19	(0.00	) (b)	(0.00	) (b)
Net gain (loss) from securities (both realized and unrealized)	(4.96)		10.14	2.49	(8.80)	6.03		9.76
Total from operations	(4.85)		10.45	2.77	(8.61)	6.03		9.76
Less Distributions From:
Net investment income	(0.31)		(0.27)	(0.08)	(0.10)	(0.00	)(b)	(0.08)
Net realized gains on investments	(0.94)		—	—	(1.25)	—		—
Return of Capital	—		—	—	—	—		(0.05)
Total Distributions	(1.25)		(0.27)	(0.08)	(1.35)	(0.00)		(0.13)
Redemption Fees (b)	0.00		0.00	0.00	0.00	0.00		0.00
Net Asset Value, End of Period	$38.58		$44.68	$34.50	$31.81	$41.77		$35.74
Total Return (c)	(11.16	)% (d)	30.50%	8.74%	(21.34)%	16.88%		37.57%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$106,699		$126,324	$100,215	$93,664	$126,281		$97,262
Ratio to average net assets:
Expenses	1.42	% (e)	1.33%	1.38%	1.41%	1.29%		1.38%
Net investment income (loss)	0.56	% (e)	0.78%	0.85%	0.55%	(0.01)%		(0.00	)% (f)
Portfolio turnover rate	15	% (d)	26%	18%	11%	9%		35%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Less than $0.005 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(d)	Not annualized.

(e)	Annualized.

(f)	Less than 0.005%.

The accompanying notes are an integral part of these financial statements.

North Star Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	North Star Dividend Fund
	Class I
	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Year
	Ended		Ended	Ended	Ended	Ended	Ended
	May 31, 2025		November 30, 2024	November 30, 2023	November 30, 2022	November 30, 2021	November 30, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$23.93		$20.35	$22.33	$23.43	$20.05	$20.35
Activity From Investment Operations:
Net investment income (a)	0.30		0.61	0.54	0.53	0.43	0.37
Net gain (loss) from securities (both realized and unrealized)	(2.83)		3.77	(1.23)	(0.76)	3.32	(0.35)
Total from operations	(2.53)		4.38	(0.69)	(0.23)	3.75	0.02
Less Distributions From:
Net investment income	(0.31)		(0.67)	(0.50)	(0.48)	(0.37)	(0.30)
Net realized gains on investments	(0.47)		(0.13)	(0.79)	(0.39)	—	—
Return of Capital	—		—	—	—	—	(0.02)
Total Distributions	(0.78)		(0.80)	(1.29)	(0.87)	(0.37)	(0.32)
Redemption Fees (b)	0.00		0.00	0.00	0.00	0.00	0.00
Net Asset Value, End of Period	$20.62		$23.93	$20.35	$22.33	$23.43	$20.05
Total Return (c)	(10.79	)% (d)	21.91%	(3.14)%	(0.96)%	18.70%	0.36%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$82,100		$96,062	$82,490	$87,280	$88,006	$75,296
Ratio to average net assets:
Expenses	1.43	% (e)	1.39%	1.45%	1.45%	1.36%	1.48%
Net investment income	2.75	% (e)	2.79%	2.63%	2.40%	1.79%	2.08%
Portfolio turnover rate	9	% (d)	34%	23%	22%	12%	54%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Less than $0.005 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(d)	Not annualized.

(e)	Annualized.

The accompanying notes are an integral part of these financial statements.

North Star Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	North Star Bond Fund
	Class I
	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Year
	Ended		Ended	Ended	Ended	Ended	Ended
	May 31, 2025		November 30, 2024	November 30, 2023	November 30, 2022	November 30, 2021	November 30, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$8.95		$8.77	$8.73	$9.49	$9.49	$9.69
Activity From Investment Operations:
Net investment income (a)	0.19		0.38	0.30	0.22	0.25	0.31
Net gain (loss) from securities (both realized and unrealized)	(0.09)		0.19	0.03	(0.76)	0.02	(0.22)
Total from operations	0.10		0.57	0.33	(0.54)	0.27	0.09
Less Distributions From:
Net investment income	(0.21)		(0.39)	(0.29)	(0.22)	(0.27)	(0.29)
Total Distributions	(0.21)		(0.39)	(0.29)	(0.22)	(0.27)	(0.29)
Redemption Fees	—		—	0.00 (b)	—	—	0.00 (b)
Net Asset Value, End of Period	$8.84		$8.95	$8.77	$8.73	$9.49	$9.49
Total Return (c)	1.08	% (d)	6.58%	3.82%	(5.69)%	2.85%	1.07%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$33,585		$32,609	$29,028	$27,241	$31,113	$27,837
Ratio to average net assets:
Expenses, Gross	1.60	% (e)	1.59%	1.65%	1.63%	1.59%	1.63%
Expenses, Net of expense waiver or recapture	1.60	% (e)	1.59%	1.65%	1.63%	1.59%	1.63%
Net investment income	4.25	% (e)	4.31%	3.48%	2.48%	2.56%	3.35%
Portfolio turnover rate	7	% (d)	43%	48%	27%	42%	55%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Less than $0.005 per share.

(c)	Total return represents aggregate total return based on Net Asset Value. Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(d)	Not annualized.

(e)	Annualized.

The accompanying notes are an integral part of these financial statements.

North Star Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	North Star Small Cap Value Fund
	Institutional Class
	For the Six Months		For the Year	For the Period		For the Year	For the Year	For the Year	For the Year
	Ended		Ended	Ended		Ended	Ended	Ended	Ended
	May 31, 2025		November 30, 2024	November 30, 2023 *		January 31, 2023	January 31, 2022	January 31, 2021	January 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$17.46		$13.13	$15.56		$18.22	$20.53	$18.83	$18.70
Activity From Investment Operations:
Net investment income (a)	0.03		0.02	0.02		0.06	0.05	0.09	0.11
Net gain (loss) from securities (both realized and unrealized)	(1.83)		4.31	(1.10)		0.19	5.14	1.84	0.43
Total from operations	(1.80)		4.33	(1.08)		0.25	5.19	1.93	0.54
Less Distributions From:
Net investment income	—		—	(0.05)		(0.14)	(0.12)	(0.23)	(0.02)
Net realized gains on investments	(2.07)		—	(1.30)		(2.77)	(7.38)	—	(0.39)
Total Distributions	(2.07)		—	(1.35)		(2.91)	(7.50)	(0.23)	(0.41)
Redemption Fees (b)	—		—	—		—	0.00 (c)	0.00 (c)	0.00 (c)
Net Asset Value, End of Period	$13.59		$17.46	$13.13		$15.56	$18.22	$20.53	$18.83
Total Return (d)	(11.55	)% (f)	32.98%	(6.95	)% (f)	2.71%	23.92%	10.33%	2.80%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$3,957		$4,662	$3,974		$5,771	$36,005	$96,863	$132,207
Ratio to average net assets:
Expenses, Gross (e)	1.74	% (g)	1.56%	1.73	% (g)	1.45%	1.38%	1.35%	1.30%
Expenses, Net of expense waiver or recapture (b)	0.98	% (g)	0.98%	0.98	% (g)	0.98%	0.98%	0.98%	0.98%
Net investment income	0.45	% (g)	0.15%	0.14	% (g)	0.34%	0.20%	0.52%	0.55%
Portfolio turnover rate	17	% (f)	29%	6	% (f)	28%	71%	66%	57%

*	For the period February 1, 2023 to November 30, 2023. The Fund’s fiscal year end changed from January 31 to November 30, effective February 1, 2023.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Prior to June 1, 2021, shares were subject to a redemption fee of 2% if redeemed after holding them for 90 days or less.

(c)	Less than $0.005 per share.

(d)	Total return represents aggregate total return based on Net Asset Value. Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(e)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or recapture by the Adviser.

(f)	Not annualized.

(g)	Annualized.

The accompanying notes are an integral part of these financial statements.

North Star Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	North Star Small Cap Value Fund
	Investor Class
	For the Six Months		For the Year		For the Period		For the Year	For the Year		For the Year	For the Year
	Ended		Ended		Ended		Ended	Ended		Ended	Ended
	May 31, 2025		November 30, 2024		November 30, 2023 *		January 31, 2023	January 31, 2022		January 31, 2021	January 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$17.51		$13.19		$15.64		$18.23	$20.49		$18.80	$18.71
Activity From Investment Operations:
Net investment income (loss) (a)	0.01		(0.01)		(0.01)		0.02	0.00	(b)	0.05	0.07
Net gain (loss) from securities (both realized and unrealized)	(1.83)		4.33		(1.11)		0.21	5.12		1.83	0.43
Total from operations	(1.82)		4.32		(1.12)		0.23	5.12		1.88	0.50
Less Distributions From:
Net investment income	—		—		(0.03)		(0.05)	(0.00	) (b)	(0.19)	(0.02)
Net realized gains on investments	(2.07)		—		(1.30)		(2.77)	(7.38)		—	(0.39)
Total Distributions	(2.07)		—		(1.33)		(2.82)	(7.38)		(0.19)	(0.41)
Redemption Fees (c)	—		—		—		—	0.00	(b)	0.00 (b)	0.00 (b)
Net Asset Value, End of Period	$13.62		$17.51		$13.19		$15.64	$18.23		$20.49	$18.80
Total Return (d)	(11.64	)% (f)	32.75%		(7.18	)% (f)	2.55%	23.66%		10.04%	2.55%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$24,522		$32,008		$31,993		$41,871	$64,007		$71,784	$177,627
Ratio to average net assets:
Expenses, Gross (e)	1.99	% (g)	1.81%		1.88	% (g)	1.47%	1.38%		1.35%	1.30%
Expenses, Net of expense waiver or recapture (c)	1.21	% (g)	1.21%		1.21	% (g)	1.21%	1.21%		1.21%	1.21%
Net investment income (loss)	0.20	% (g)	(0.09	)% (h)	(0.08	)% (g)	0.13%	0.00	% (i)	0.30%	0.36%
Portfolio turnover rate	17	% (f)	29%		6	% (f)	28%	71%		66%	57%

*	For the period February 1, 2023 to November 30, 2023. The Fund’s fiscal year end changed from January 31 to November 30, effective February 1, 2023.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Less than $0.005 per share.

(c)	Prior to June 1, 2021, shares were subject to a redemption fee of 2% if redeemed after holding them for 90 days or less.

(d)	Total return represents aggregate total return based on Net Asset Value. Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(e)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or recapture by the Adviser.

(f)	Not annualized.

(g)	Annualized.

(h)	Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts represented may not coincide with the aggregate presentation of the Statements of Operations.

(i)	Less than 0.005%.

The accompanying notes are an integral part of these financial statements.

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
May 31, 2025

1.	ORGANIZATION

The North Star Opportunity Fund, the North Star Micro Cap Fund, the North Star Dividend Fund, the North Star Bond Fund and the North Star Small Cap Value Fund (each a “Fund,” and together the “Funds”) are each a series of shares of beneficial interest of the Northern Lights Fund Trust II (the “Trust”), a trust organized under the laws of the State of Delaware on August 26, 2010, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-ended management investment companies.

The Trust acquired the Walthausen Small Cap Value Fund (the “Predecessor Fund”), in a tax-free reorganization as of the close of business on May 12, 2023 (the “Reorganization”) and changed its name to the North Star Small Cap Value Fund. As a series of the Trust, the North Star Small Cap Value Fund is a continuation of the Predecessor Fund, and has adopted its financial reporting history. The Fund changed its year end to November 30 from January 31.

The diversification policy of each Fund is as follows:

Fund
North Star Opportunity Fund	Diversified
North Star Micro Cap Fund	Diversified
North Star Dividend Fund	Diversified
North Star Bond Fund	Diversified
North Star Small Cap Value Fund	Diversified

The investment objective of each Fund is as follows:

Fund	Primary Objective
North Star Opportunity Fund	To seek long-term capital appreciation
North Star Micro Cap Fund	Capital appreciation and to derive income from short term liquid securities
North Star Dividend Fund	To generate dividend income and to seek capital appreciation
North Star Bond Fund	To generate income, with preservation of capital
North Star Small Cap Value Fund	To seek long-term capital appreciation

The North Star Micro Cap Fund is the successor to the Kuby Gottlieb Special Value Fund, L.P. (the “Predecessor Micro Cap Fund”), which transferred its assets to the North Star Micro Cap Fund in connection with the North Star Micro Cap Fund’s commencement of operations. The North Star Dividend Fund is the successor to the North Star Dividend Fund, L.P. (the “Predecessor Dividend Fund”), which transferred its assets to the North Star Dividend Fund in connection with the North Star Dividend Fund’s commencement of operations. The North Star Opportunity Fund is the successor to the North Star Opportunity Fund, L.P. (the “Predecessor North Star Opportunity Fund”), which transferred its assets to the Fund in connection with the North Star Opportunity Fund’s commencement of operations. The Predecessor Funds were managed by the same adviser who currently manages the Funds, and have substantially similar investment objectives and strategies to those of the Funds.

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2025

Each Fund commenced operations on the following dates:

Fund	Date
North Star Opportunity Fund	December 15, 2011
North Star Micro Cap Fund	May 31, 2013
North Star Dividend Fund	May 31, 2013
North Star Bond Fund	December 19, 2014
North Star Small Cap Value Fund	February 1, 2008 (Commencement of operations of the Predecessor Fund)

The North Star Micro Cap Fund, the North Star Dividend Fund and the North Star Bond Fund currently offer Class I shares. The North Star Opportunity Fund currently offers Class I and Class A shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Class I shares are offered at net asset value. The North Star Small Cap Value Fund currently offers Investor Class and Institutional Class shares, both classes are offered at net asset value. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Operating Segments - The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2025

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent approximate fair value. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Funds may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Funds’ holding. Investments in open-ended investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process –The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2025

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2025 for the Funds’ investments measured at fair value:

North Star Opportunity Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$83,946,802	$—	$—	$83,946,802
Preferred Stocks	1,173,000	—	—	1,173,000
Corporate Bonds	—	4,964,179	—	4,964,179
U.S. Government & Agencies	—	10,899,622	—	10,899,622
Short-Term Investment	10,578,420	—	—	10,578,420
Total	$95,698,222	$15,863,801	$—	$111,562,023

North Star Micro Cap Fund

Assets *	Level 1	Level 2	Level 3 **	Total
Common Stocks	$98,090,110	$—	$—	$98,090,110
Short-Term Investment	9,273,121	—	—	9,273,121
Total	$107,363,231	$—	$—	$107,363,231

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2025

North Star Dividend Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$76,184,077	$—	$—	$76,184,077
Preferred Stock	934,000	—	—	934,000
Short-Term Investment	4,755,872	—	—	4,755,872
Total	$81,873,949	$—	$—	$81,873,949

North Star Bond Fund

Assets *	Level 1	Level 2	Level 3	Total
Preferred Stocks	$1,998,804	$—	$—	$1,998,804
Corporate Bonds	—	26,310,480	—	26,310,480
U.S. Government & Agencies	—	1,002,015	—	1,002,015
Short-Term Investment	3,303,418	—	—	3,303,418
Total	$5,302,222	$27,312,495	$—	$32,614,717

North Star Small Cap Value Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$26,938,548	$—	$—	$26,938,548
Short-Term Investment	1,462,025	—	—	1,462,025
Total	$28,400,573	$—	$—	$28,400,573

*	Refer to the Schedules of Investments for security classifications.

**	Additional disclosures surrounding Level 3 investments in the North Star Micro Cap Fund were not significant to the financial statements.

The North Star Opportunity Fund, the North Star Dividend Fund, the North Star Bond Fund and the North Star Small Cap Value Fund did not hold any Level 3 securities during the period.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Funds have qualified and intend to continue to qualify each year as regulated investment companies (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended. By complying with the requirements applicable to RICs and annually distributing substantially all net investment company taxable income and net realized capital gains, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the current tax year or on returns filed in previous tax years which are still open to examination by all major tax authorities (generally, federal returns are open to examination by the Internal Revenue Service for a period of three years from date of filing) The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations when incurred. During the fiscal year, the Funds did not incur any interest or penalties. The Funds typically intend to annually distribute sufficient net investment company taxable income and net realized capital gains if any, so that they will not be subject to the excise tax on

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2025

undistributed income of RICs. If the required amount of net investment income or gains is not distributed annually, the Funds could incur a tax expense.

Distributions to Shareholders – The following table summarizes each Fund’s Investment Income and Capital Gain declaration policy:

Fund	Income Dividends	Capital Gains
North Star Opportunity Fund	Quarterly	Annually
North Star Micro Cap Fund	Annually	Annually
North Star Dividend Fund	Monthly	Annually
North Star Bond Fund	Monthly	Annually
North Star Small Cap Value Fund	Annually	Annually

Each Fund records dividends and distributions to its shareholders on the ex-dividend date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – North Star Investment Management Corp. serves as the Funds’ Investment Adviser (the “Adviser”). Pursuant to an Investment Advisory Agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of the average daily net assets of each Fund:

Fund	Advisory Fee
North Star Opportunity Fund	1.00% on the first $100 million in net assets
0.90% on net assets greater than $100 million
North Star Micro Cap Fund	1.00% on the first $100 million in net assets
0.90% on net assets greater than $100 million
North Star Dividend Fund	1.00% on the first $100 million in net assets
0.90% on net assets greater than $100 million
North Star Bond Fund	0.85%
North Star Small Cap Value Fund	1.00%

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2025

For the six months period ended May 31, 2025, the Adviser earned advisory fees of:

Fund	Advisory Fee
North Star Opportunity Fund	$620,922
North Star Micro Cap Fund	548,348
North Star Dividend Fund	436,417
North Star Bond Fund	141,030
North Star Small Cap Value Fund	155,129

Pursuant to an operating expense limitation agreement between the Adviser and each Fund, the Adviser has agreed to reduce its management fees and/or pay expenses of the Funds to ensure that the total amount of Fund operating expenses (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) do not exceed 1.74% of the Micro Cap Fund’s average net assets for Class I shares, 1.74% of the Dividend Fund’s average net assets for Class I shares, 1.79% of the Bond Fund’s average net assets for Class I shares, 1.55% and 1.30% of the Opportunity Fund’s average net assets, for Class A and Class I shares, respectively, and 0.98% and 1.21% of the Small Cap Fund’s average net assets for Institutional Class shares and Investor Class shares, respectively, in each case through March 31, 2026 subject thereafter to annual re-approval of the agreement by the Board of Trustees. For the six months period ended May 31, 2025, the Adviser waived fees in the amount of $36,291 for the Opportunity Fund and $120,070 for the Small Cap Value Fund.

The Adviser is permitted to receive reimbursement from the Fund for fees it waived and Fund expenses it paid, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded. Each Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of management fees and/or expenses. This Operating Expense Limitation Agreement can be terminated only by, or with the consent, of the Board of Trustees.

For the fiscal year ended November 30, 2024, the North Star Micro Cap, North Star Dividend and North Star Bond Funds had no recapture available. Cumulative expenses subject to recapture pursuant to the aforementioned conditions as of November 30, 2024 will expire on November 30 of the following years:

Fund	Amount	Expiring
North Star Opportunity Fund	$70,810	2025
	64,483	2026
	51,493	2027
North Star Small Cap Value Fund	130,403	2026
	216,325	2027

Despite the contractual terms, the Adviser has determined and represented to the North Star Small Cap Value Fund that it will not seek to recoup any waived fees or expenses reimbursed prior to the close of the reorganization on May 12, 2023.

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2025

Distributor – The Board has adopted the Trust’s Master Distribution and Shareholder Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board of Trustees of the Northern Lights Fund Trust II has adopted, on behalf of the North Star Opportunity Fund and the North Star Small Cap Value Fund, a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services. Under the Plan, the Funds are permitted to pay 0.25% per year of the average daily net assets of Class A shares and Investor Class shares for such distribution and shareholder service activities. For the six months period ended May 31, 2025, the North Star Opportunity Fund Class A shares incurred $12,937 in distribution fees and the North Star Small Cap Value Investor Class shares incurred $33,716 in distribution fees.

The Distributor acts as the Funds’ principal underwriter in a continuous offering of each Fund’s shares. For the six months period ended May 31, 2025, the Distributor received $252 in underwriting commissions, of which $22 was retained by the principal underwriter for sales of the North Star Opportunity Fund’s Class A shares.

During the six months period ended May 31, 2025, NewEdge Group, a registered broker/dealer and an affiliate of the Funds, executed trades on behalf of the Funds. These trades were cleared through National Financial Services, LLC. During the six months period ended May 31, 2025, NewEdge Group received trade commissions as follows:

Fund	Amount
North Star Opportunity Fund	$10,662
North Star Micro Cap Fund	8,391
North Star Dividend Fund	7,218
North Star Bond Fund	657

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2025

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months period ended May 31, 2025 were as follows:

Fund	Purchases	Sales
North Star Opportunity Fund	$11,027,006	$32,261,417
North Star Micro Cap Fund	15,368,329	19,515,978
North Star Dividend Fund	8,884,779	7,396,992
North Star Bond Fund	2,142,262	3,331,210
North Star Small Cap Value Fund	4,895,111	8,516,931

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of May 31, 2025, NFS LLC held approximately 72.7% of the voting securities of the North Star Opportunity Fund, 71.4% of the North Star Micro Cap Fund, 78.9% of the North Star Dividend Fund, 80.4% of the North Star Bond Fund and 55.8% of the North Star Small Cap Value Fund. As of May 31, 2025, Charles Schwab held approximately 27.7% of the voting securities of the North Star Small Cap Value Fund. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also beneficially owned by NFS LLC or Charles Schwab.

6.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 2.00% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days. The redemption fee is paid directly to the Funds. For the six months period ended May 31, 2025, the North Star Opportunity Fund had $1 and $1,877 in redemption fees for Class A and Class I, respectively. The North Star Micro Cap Fund had $142 in redemption fees, the North Star Dividend Fund had $316 in redemption fees and the North Star Bond Fund had $0 in redemption fees. Effective June 1, 2021, the North Star Small Cap Value Fund eliminated the redemption fee.

7.	INVESTMENTS IN AFFILIATED ISSUERS

An affiliated issuer is an issuer in which the Fund has ownership of at least 5% of the voting securities. Issuers which are affiliates of the North Star Opportunity Fund and North Star Micro Cap Fund at May 31, 2025, are noted in the Fund’s Schedule of Investments.

Transactions during the period with companies which are affiliates are as follows:

North Star Opportunity Fund

						Net Change in
	Fair Value			Dividends		Unrealized
	November 30,			Credited to	Realized	Appreciation	Fair Value May	Shares May 31,
Description	2024	Purchases	Sales	Income	Gain/(Loss)	(Depreciation)	31, 2025	2025
Orion Energy Systems, Inc.	$1,659,240	$—	$—	$—	$—	$(330,858)	$1,328,382	1,980,000

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2025

North Star Micro Cap Fund

						Net Change in
	Fair Value			Dividends		Unrealized
	November 30,			Credited to	Realized	Appreciation	Fair Value May	Shares May 31,
Description	2024	Purchases	Sales	Income	Gain/(Loss)	(Depreciation)	31, 2025	2025
Truett-Hurst, Inc. - Class A	$—	$—	$—	$—	$—	$—	$—	278,942

8.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at May 31, 2025, were as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation/
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
North Star Opportunity Fund	$67,084,395	$47,441,654	$(2,964,026)	$44,477,628
North Star Micro Cap Fund	75,235,452	37,701,614	(5,573,835)	32,127,779
North Star Dividend Fund	68,186,510	17,029,925	(3,342,486)	13,687,439
North Star Bond Fund	32,228,831	538,640	(152,754)	385,886
North Star Small Cap Value Fund	20,216,271	9,304,650	(1,120,348)	8,184,302

9.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions for the following years were as follows:

	For the year ended November 30, 2024
	Ordinary	Long-Term
Fund	Income	Capital Gains	Total
North Star Opportunity Fund	$1,762,325	$2,042,662	$3,804,987
North Star Micro Cap Fund	782,956	—	782,956
North Star Dividend Fund	2,685,840	583,044	3,268,884
North Star Bond Fund	1,355,084	—	1,355,084
North Star Small Cap Value Fund	—	—	—

	For the year ended November 30, 2023
	Ordinary	Long-Term
Fund	Income	Capital Gains	Total
North Star Opportunity Fund	$1,655,854	$4,437,373	$6,093,227
North Star Micro Cap Fund	237,830	—	237,830
North Star Dividend Fund	2,073,985	3,060,832	5,134,817
North Star Bond Fund	900,562	—	900,562
North Star Small Cap Value Fund	75,442	3,259,956	3,335,398

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2025

As of November 30, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Fund	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
North Star Opportunity Fund	$7,888	$3,792,966	$—	$—	$(50,801)	$64,110,295	$67,860,348
North Star Micro Cap Fund	868,466	2,651,575	—	—	264,061	53,772,136	57,556,238
North Star Dividend Fund	188,364	1,900,400	—	—	11,763	25,096,608	27,197,135
North Star Bond Fund	81,394	—	—	(3,532,490)	—	471,869	(2,979,227)
North Star Small Cap Value Fund	—	4,306,524	(22,962)	—	—	16,216,933	20,500,495

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed ordinary income (loss) and accumulated net realized gain (loss) from investments is primarily attributable to the tax deferral of losses on wash sales, adjustments for tax gain/loss due to the Funds’ conversion from limited partnerships, unamortized organizational costs from fund mergers and tax adjustments for real estate investment trusts, trust preferred securities, C-Corporations with return of capital distributions and perpetual bonds. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency gains (losses) of $(22) and $11 for North Star Dividend Fund and North Star Small Cap Value Fund, respectively.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The North Star Small Cap Value Fund incurred and elected to defer such late year losses of $22,962.

At November 30, 2024, the following Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carryforwards utilized as follows:

	Non-Expiring
Fund	Short-Term	Long-Term	Total	CLCF Utilized
North Star Micro Cap Fund	$—	$—	$—	$639,799
North Star Bond Fund	948,163	2,584,327	3,532,490	—

During the fiscal year ended November 30, 2024, certain of the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to net operating losses, use of tax equalization credits, and adjustments for prior year tax returns, resulted in reclassification for the following Funds for the year ended November 30, 2024, as follows:

	Paid	Accumulated
	In	Earnings
Fund	Capital	(Losses)
North Star Opportunity Fund	$217,574	$(217,574)
North Star Micro Cap Fund	88,287	(88,287)
North Star Dividend Fund	95,292	(95,292)
North Star Bond Fund	(492)	492
North Star Small Cap Value Fund	540,237	(540,237)

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2025

10.	SUBSEQUENT EVENTS

Subsequent events have been evaluated from the date of the Statement of Assets and Liabilities through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

North Star Funds
ADDITIONAL INFORMATION (Unaudited)
May 31, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

Proxy Voting Policy

Information regarding how the Funds vote proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 855-580-0900 or by referring to the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):

Attached hereto. Exhibit 99. CERT

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):

Attached hereto. Exhibit 99.906 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By	/s/ Kevin E. Wolf
Kevin E. Wolf
Principal Executive Officer/President
Date: 8/8/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kevin E. Wolf
Kevin E. Wolf
Principal Executive Officer/President
Date: 8/8/2025

By	/s/ Erik Naviloff
Erik Naviloff
Principal Financial Officer/Treasurer
Date: 8/8/2025